Share Capital (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of Stock Option Activity

The following summarizes stock option activity during the nine months ended September 30, 2020:

	Number of Options*	Weighted Average Exercise Price*	Weighted Average Remaining Life (years)
Balance at December 31, 2019	1,106,711	$1.35	4.98
Granted	387,760	$3.47	5.71
Forfeited	(25,132)	$1.24	-
Balance at September 30, 2020	1,469,339	$1.91	4.62

* reflects the 1:4.75 reverse stock split effected on XXX, 2020.

The following summarizes stock option activity during the years ended December 31, 2019 and 2018:

	Number of Options*	Weighted Average Exercise Price*	Weighted Average Remaining Life (years)
Balance at December 31, 2017	168,421	$0.27	4.42
Granted	670,526	$0.81	4.81
Balance at December 31, 2018	838,947	$1.38	4.81
Granted	315,789	$2.07	5.42
Exercised	10,526	$1.83	-
Cancelled	37,500	$1.66	-
Balance at December 31, 2019	1,106,711	$1.35	4.98

* reflects the 1:4.75 reverse stock split effected on XXX, 2020.

Schedule of Outstanding and Exercisable Stock Options

The Company’s outstanding and exercisable stock options at September 30, 2020 were:

	Outstanding Options*				Exercisable Options*
Expiry Date	Number	Weighted Average Remaining Life (years)	Weighted Average Exercise Price	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
			CAD $	$		$
May 24, 2024	21,053	3.65	1.66	1.25	21,053	1.25
June 1, 2024	168,421	3.67	0.36	0.27	168,421	0.267
June 19, 2024	15,789	3.72	1.66	1.25	15,789	1.25
October 24, 2024	10,526	4.07	1.66	1.25	10,526	1.25
November 5, 2024	18,421	4.10	1.66	1.25	18,421	1.25
December 12, 2024	531,579	4.20	1.66	1.25	531,579	1.25
April 30, 2025	63,158	4.58	2.38	1.78	47,368	1.78
April 30, 2025	168,421	4.58	2.38	1.78	126,316	1.78
June 10, 2025	42,105	4.70	2.38	1.78	36,842	1.78
November 15, 2025	42,105	5.13	4.75	3.56	26,316	3.56
January 31, 2026	38,947	5.34	4.75	3.56	11,579	3.56
June 30, 2026	348,813	5.75	4.75	3.56	87,203	3.56
Total Share Options	1,469,339	4.62	2.55	1.91	1,101,414	1.46

* reflects the 1:4.75 reverse stock split effected on November 29, 2020.

The Company’s outstanding and exercisable stock options at December 31, 2019 were:

	Outstanding Options*				Exercisable Options*
Expiry Date	Number	Weighted Average Remaining Life (years)	Weighted Average Exercise Price	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
			CAD $	$		$
May 24, 2024	21,053	4.40	1.66	1.28	21,053	1.28
June 1, 2024	168,421	4.42	0.36	0.27	168,421	0.274
June 19, 2024	15,789	4.47	1.66	1.28	15,789	1.28
October 24, 2024	10,526	4.82	1.66	1.28	5,263	1.28
November 5, 2024	21,053	4.85	1.66	1.28	15,789	1.28
December 12, 2024	554,079	4.95	1.66	1.28	398,684	1.28
April 30, 2025	63,158	5.33	2.38	1.83	23,684	1.83
April 30, 2025	168,421	5.33	2.38	1.83	63,158	1.83
June 10, 2025	42,105	5.45	2.38	1.83	21,053	1.83
November 15, 2025	42,105	5.88	4.75	3.66	10,526	3.66
Total Share Options	1,106,711	4.98	1.76	1.35	743,421	1.17

* reflects the 1:4.75 reverse stock split effected on XXX, 2020.

Schedule of Weighted Average Assumptions

Stock-based compensation expense recognized is based on options expected to vest, the fair value of each employee option grant during the nine months period ended September 30, 2020 was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

September 30, 2020
Expected volatility	79.60%
Expected term (in years)	3.44
Risk-free interest rate	0.45%
Fair value of options	$1.90

Stock-based compensation expense recognized is based on options expected to vest, the fair value of each employee option grant during the years ended December 31, 2019 and 2018 was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	December 31, 2019	December 31, 2018
Expected volatility	79.60%	79.60%
Expected term (in years)	4.59	3.14
Risk-free interest rate	1.51%	2.05%
Fair value of options	$0.67	$0.52

Schedule of Outstanding Warrants

The Company’s outstanding warrants as of September 30, 2020 were:

	Number of warrants*	Weighted average exercise price*	Weighted average exercise price*	Expiry Date
		CAD	$
Granted during quarter 3, 2018	63,158	2.38	1.78	August 24, 2021
Granted during quarter 4, 2018	63,158	2.38	1.78	October 15, 2021
Granted during quarter 4, 2018	528,721	2.38	1.78	December 21, 2021
Granted during quarter 4, 2018	33,684	1.66	1.25	December 21, 2021
Granted during quarter 1, 2019	210,526	2.38	1.78	January 16, 2022
Granted during quarter 1, 2019	16,842	1.66	1.25	January 21, 2022
Granted during quarter 2, 2019	1,563,806	9.50	7.12	May 2, 2024
Granted during quarter 2, 2019	986,068	9.50	7.12	May 10, 2024
Cancelled during quarter 2, 2019	(63,158)	2.38	1.78	May 10, 2024
Granted during quarter 3, 2019	1,453	9.50	7.12	May 10, 2024
Cancelled during quarter 3, 2019	(5,263)	9.50	7.12	May 10, 2024
Outstanding, September 30, 2020	3,398,997	7.70	5.77

* reflects the 1:4.75 reverse stock split effected on November 29, 2020.

The Company’s outstanding warrants as of December 31, 2019 were:

	Number of warrants*	Weighted average exercise price*	Weighted average exercise price*	Expiry Date
		CAD	$
Granted during quarter 3, 2018	63,158	2.38	1.83	August 24, 2021
Granted during quarter 4, 2018	63,158	2.38	1.83	October 15, 2021
Granted during quarter 4, 2018	528,721	2.38	1.83	December 21, 2021
Granted during quarter 4, 2018	33,684	1.66	1.28	December 21, 2021
Outstanding, December 31, 2018	688,721	2.34	1.80
Granted during quarter 1, 2019	210,526	2.38	1.83	January 16, 2022
Granted during quarter 1, 2019	16,842	1.66	1.28	January 21, 2022
Granted during quarter 2, 2019	1,563,806	9.50	7.31	May 2, 2024
Granted during quarter 2, 2019	986,068	9.50	7.31	May 10, 2024
Cancelled during quarter 2, 2019	(63,158)	2.38	1.83	May 10, 2024
Granted during quarter 3, 2019	1,453	9.50	7.31	May 10, 2024
Cancelled during quarter 3, 2019	(5,263)	9.50	7.31	May 10, 2024
Outstanding, December 31, 2019	3,398,997	7.70	5.93

* reflects the 1:4.75 reverse stock split effected on XXX, 2020.